Income Tax Expense - Summary of Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
In Dollars
Income before income tax		$ 676,764	$ 1,065,641
Income tax using the Company's statutory tax rate		179,342	282,395
Rate differential between jurisdictions		548	(2,206)
Variation in tax rate		1,551	(242)
Non deductible expenses		2,005	3,105
Tax deductions and tax exempt income	[1]	(14,909)	(40,172)
Adjustment for prior years		(1,950)	(1,392)
Multi-jurisdiction tax		5,300	921
Income tax expense		$ 171,887	$ 242,409
In Percent
Income tax using the Company's statutory tax rate		26.50%	26.50%
Rate differential between jurisdictions		0.10%	(0.20%)
Variation in tax rate		0.20%	0.00%
Non deductible expenses		0.30%	0.30%
Tax deductions and tax exempt income	[1]	(2.20%)	(3.80%)
Adjustment for prior years		(0.30%)	(0.10%)
Multi-jurisdiction tax		0.80%	0.10%
Average effective tax rate		25.40%	22.70%

[1]	Tax deductions and tax exempt income for 2022 is mainly due to the gain on sale of business recorded on the sale of CFI’s Truckload, Temp Control and Mexican non-asset logistics businesses resulting in no taxes.